Transfer of financial assets, assets pledged and received as collateral - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 105,944	€ 106,052
Mandatory reserve deposits
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 11,648	€ 11,653